Note 10 - Other Operating Expenses	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
NOTE
10
 - OTHER OPERATING EXPENSES

Other operating expenses consisted of the following for the years ended
December 31, 2020,
2019
and
2018
:

	(in thousands)
	2020	2019	2018
Data processing	$1,801	$1,478	$1,318
Professional fees	1,294	1,001	817
Ohio Financial Institution tax	635	552	505
Advertising, Sponsorship, and Charitable Contributions	2,077	1,802	1,786
ATM processing and other fees	745	764	663
Amortization of core deposit intangible assets	151	159	173
Postage	93	69	50
Stationery and supplies	146	164	179
FDIC assessment	231	79	264
Loan closing fees	2,035	1,354	921
Other real estate owned	-	3	12
Deposit losses	47	52	63
Other	2,153	1,801	1,627
Total other operating expenses	$11,408	$9,278	$8,378